Contingent consideration payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 8,395
Payments made during the period	(6,476)
Additions in the period	0
Fair value loss and other	(38)
Ending balance	1,881
Current	1,856
Non-current	$ 25